Supplementary Financial Statement Information (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income basic earnings per share - income available to shareholders	$ 10,352	$ 22,455	$ 19,842
Amount for diluted earnings per share - income available to shareholders	$ 10,085	$ 23,207	$ 19,528
Weighted average shares outstanding
Denominator for basic net earnings per share	14,437	14,214	14,071
Effect of dilutive securities	295	1,311	594
Denominator for diluted net earnings per share	14,732	15,525	14,665
Basic net earnings per share	$ 0.72	$ 1.58	$ 1.41
Diluted net earnings per share	$ 0.68	$ 1.49	$ 1.33